ESTIMATION OF FAIR VALUE - Transfers between level 1 and level 2 of the fair value hierarchy (Details) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Held for trading debt securities | Level one to two
Disclosure Of Estimations of Fair Value [Line Items]
Debt instruments held		$ 362
Available for sale debt securities | Level one to two
Disclosure Of Estimations of Fair Value [Line Items]
Debt instruments held		188,773
Financial assets at fair value through other comprehensive income, category [member]
Disclosure Of Estimations of Fair Value [Line Items]
Debt instruments held	$ 203,094
Financial assets at fair value through other comprehensive income, category [member] | Level two to one
Disclosure Of Estimations of Fair Value [Line Items]
Debt instruments held	246,870
Securities issued by the Colombian Government | Held for trading debt securities | Level one to two
Disclosure Of Estimations of Fair Value [Line Items]
Debt instruments held		49
Securities issued by the Colombian Government | Available for sale debt securities | Level one to two
Disclosure Of Estimations of Fair Value [Line Items]
Debt instruments held		28,104
Securities issued by the Colombian Government | Financial assets at fair value through other comprehensive income, category [member]
Disclosure Of Estimations of Fair Value [Line Items]
Debt instruments held	14,081
Securities issued by the Colombian Government | Financial assets at fair value through other comprehensive income, category [member] | Level two to one
Disclosure Of Estimations of Fair Value [Line Items]
Debt instruments held	17,668
Securities issued by other financial institutions | Available for sale debt securities | Level one to two
Disclosure Of Estimations of Fair Value [Line Items]
Debt instruments held		65,209
Securities issued by other financial institutions | Financial assets at fair value through other comprehensive income, category [member]
Disclosure Of Estimations of Fair Value [Line Items]
Debt instruments held	189,013
Securities issued by other of the Colombian Government entities | Held for trading debt securities | Level one to two
Disclosure Of Estimations of Fair Value [Line Items]
Debt instruments held		313
Securities issued by other of the Colombian Government entities | Available for sale debt securities | Level one to two
Disclosure Of Estimations of Fair Value [Line Items]
Debt instruments held		9,908
Securities issued by other of the Colombian Government entities | Financial assets at fair value through other comprehensive income, category [member] | Level two to one
Disclosure Of Estimations of Fair Value [Line Items]
Debt instruments held	$ 229,202
Securities issued by entities of the non-financial sector entities | Available for sale debt securities | Level one to two
Disclosure Of Estimations of Fair Value [Line Items]
Debt instruments held		$ 85,552